SCHEDULE II - Valuation and Qualifying Accounts and Reserves (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balances at Beginning of Year	$ 30,998		$ 30,737		$ 29,588
Charges to Costs and Expenses	3,436		3,189		3,128
Deductions from Reserves	14	[1]	2,928	[1]	1,979	[1]
Balances at End of Year	$ 34,420		$ 30,998		$ 30,737

[1]	Deductions from reserves include write-off of uncollectible accounts, net of recoveries of accounts previously written-off.